Digital Currencies - Schedule of holdings of digital currencies (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 170,000,412	$ 57,499,720
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	117,669,390	18,858,987	$ 867,430
Ethereum [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	52,301,707	38,640,733	2,364,150
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Digital currencies, fair value	$ 29,315	$ 0	$ 223,994